UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08599

                              Scudder Equity Trust
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder-Dreman Financial Services Fund

                                                          Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 100.3%
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Financials

Banks 40.5%
Bank of America Corp.                                     170,256      7,326,115
Fifth Third Bancorp                                        37,400      1,548,734
Hudson City Bancorp, Inc.                                  31,200        390,000
Independence Community Bank Corp.                          13,100        448,020
KeyCorp                                                   127,400      4,219,488
Marshall & Ilsley Corp.                                    39,000      1,707,030
Mercantile Bankshares Corp.                                 4,600        247,618
National Bank of Canada                                    70,300      3,398,184
National City Corp.                                        67,825      2,484,430
PNC Financial Services Group                               42,100      2,367,283
Regions Financial Corp.                                    18,900        618,408
Sovereign Bancorp, Inc.                                    82,700      1,928,564
US Bancorp                                                123,900      3,620,358
Wachovia Corp.                                             54,700      2,714,214
Washington Mutual, Inc.                                   128,700      5,351,346
Wells Fargo & Co.                                          33,100      1,973,422
                                                                      ----------
                                                                      40,343,214

Capital Markets 13.1%
Bear Stearns Companies, Inc.                               17,200      1,728,600
Franklin Resources, Inc.                                   19,100      1,536,404
Lehman Brothers Holdings, Inc.                             14,900      1,574,334
Mellon Financial Corp.                                     61,500      1,995,675
Morgan Stanley                                             83,600      4,252,732
The Goldman Sachs Group, Inc.                              17,600      1,956,768
                                                                      ----------
                                                                      13,044,513

Consumer Finance 2.1%
American Express Co.                                       37,000      2,043,880

Diversified Financial Services 31.5%
CIT Group, Inc.                                            50,300      2,277,584
Citigroup, Inc.                                           183,100      8,014,287
Fannie Mae                                                119,600      6,104,384
Freddie Mac                                               163,200      9,854,016
Friedman, Billings, Ramsey Group, Inc. "A"                 89,000      1,041,300
JPMorgan Chase & Co.                                       78,984      2,676,768
The PMI Group, Inc.                                        33,200      1,343,272
                                                                      ----------
                                                                      31,311,611

Insurance 11.7%
Allstate Corp.                                             27,500      1,545,775
American International Group, Inc.                        143,950      8,521,840
Chubb Corp.                                                18,600      1,617,456
                                                                      ----------
                                                                      11,685,071

Real Estate 1.4%
Novastar Financial, Inc. (REIT) (a)                        40,400      1,383,296
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Total Common Stocks (Cost $74,804,959)                                99,811,585

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    Securities Lending Collateral 1.3%
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Scudder Daily Assets Fund Institutional, 3.61% (b)(c)
  (Cost $1,230,800)                                     1,230,800      1,230,800

                                                          % of
                                                        Net Assets     Value ($)
                                               ---------------------------------
Total Investment Portfolio (Cost $ 76,035,759)             101.6    101,042,385
Other Assets and Liabilities, Net                           (1.6)    (1,544,716)
--------------------------------------------------------------------------------
Net Assets                                                 100.0     99,497,669

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $1,204,374 which is 1.2% of net assets.

(b) Represents collateral held in connection with securities lending.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Financial Services Fund, a
                                    series of Scudder Equity Trust


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder-Dreman Financial Services Fund, a
                                    series of Scudder Equity Trust


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005